Note 4. Accounts Receivable: Schedule of Receivables (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Accounts receivable, net	$ 783,066	$ 276,750
Trade accounts, net
Accounts receivable, net	510,709	276,750
Premiums
Accounts receivable, net	211,360	0
Anticipated salvage and subrogation
Accounts receivable, net	$ 60,997	$ 0